Fair Value Measurements - Summary of Fair Value Measurement Inputs and Valuation Techniques (Detail) - Collective Growth Corp [Member] - Fair Value, Inputs, Level 3 [Member]	May 05, 2020 yr
Public Warrants [Member] | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.004
Public Warrants [Member] | Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0
Public Warrants [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.350
Public Warrants [Member] | Contractual term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	5.5
Public Warrants [Member] | Probability of closing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.8000
Public Warrants [Member] | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	11.50
Public Warrants [Member] | Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	9.15
Private Placement Warrants [Member] | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.004
Private Placement Warrants [Member] | Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0
Private Placement Warrants [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.350
Private Placement Warrants [Member] | Contractual term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	5.5
Private Placement Warrants [Member] | Probability of closing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.8000
Private Placement Warrants [Member] | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	11.50
Private Placement Warrants [Member] | Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	9.15